UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22350

Investment Company Act File Number

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Opportunities Portfolio

January 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 6.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.882%, with maturity at 2035(1)	$1,147,065	$1,223,693
4.374%, with maturity at 2030(1)	440,203	480,022
6.50%, with maturity at 2030	2,877,640	3,359,378
7.00%, with various maturities to 2035	4,946,909	5,734,486
7.50%, with maturity at 2034	1,553,571	1,881,539
8.00%, with maturity at 2026	863,753	953,819

		$13,632,937

Federal National Mortgage Association:
3.722%, with maturity at 2035(1)	$1,250,686	$1,363,819
3.867%, with maturity at 2035(1)	2,727,270	2,973,969
6.00%, with various maturities to 2032	1,109,073	1,283,325
6.50%, with various maturities to 2036	4,150,801	4,844,629
7.00%, with various maturities to 2037	8,482,220	9,980,487
7.50%, with maturity at 2035	7,966,146	9,591,489
8.50%, with maturity at 2032	456,016	564,842
9.50%, with maturity at 2020	1,439,908	1,659,293

		$32,261,853

Government National Mortgage Association:
7.00%, with various maturities to 2035	$16,002,300	$19,239,224
7.50%, with various maturities to 2022	1,760,724	2,026,702

		$21,265,926

Total Mortgage Pass-Throughs (identified cost $61,555,547)		$67,160,716

Collateralized Mortgage Obligations — 21.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$309,610	$368,895
Series 2631, (Interest Only), Class DS, 6.934%, 6/15/33(2)(3)	7,010,349	1,234,116
Series 2953, (Interest Only), Class LS, 6.534%, 12/15/34(2)(3)	6,505,183	779,673
Series 2956, (Interest Only), Class SL, 6.834%, 6/15/32(2)(3)	3,267,338	584,690
Series 3114, (Interest Only), Class TS, 6.484%, 9/15/30(2)(3)	10,780,439	1,848,026
Series 3153, (Interest Only), Class JI, 6.454%, 5/15/36(2)(3)	6,836,561	1,112,322
Series 3727, (Interest Only), Class PS, 6.534%, 11/15/38(2)(3)	24,460,171	2,099,551
Series 3745, (Interest Only), Class SA, 6.584%, 3/15/25(2)(3)	7,496,065	901,302
Series 3780, (Interest Only), Class PS, 6.284%, 8/15/35(2)(3)	14,256,168	671,620
Series 3845, (Interest Only), Class ES, 6.484%, 1/15/29(2)(3)	7,708,332	663,465
Series 3919, (Interest Only), Class SL, 6.484%, 10/15/40(2)(3)	6,065,275	389,297
Series 3969, (Interest Only), Class SB, 6.484%, 2/15/30(2)(3)	6,119,182	646,063
Series 3973, (Interest Only), Class SG, 6.484%, 4/15/30(2)(3)	8,852,872	1,026,050
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(3)	7,118,772	1,090,806
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(3)	33,241,855	4,286,946
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(3)	27,392,286	3,428,809
Series 4070, (Interest Only), Class S, 5.934%, 6/15/32(2)(3)	17,624,655	3,198,630
Series 4095, (Interest Only), Class HS, 5.934%, 7/15/32(2)(3)	14,616,434	2,657,088
Series 4109, (Interest Only), Class ES, 5.984%, 12/15/41(2)(3)	10,245,303	472,890
Series 4109, (Interest Only), Class KS, 5.934%, 5/15/32(2)(3)	16,121,879	1,080,756
Series 4149, (Interest Only), Class S, 6.084%, 1/15/33(2)(3)	9,381,805	1,831,257

Security	Principal Amount	Value
Series 4163, (Interest Only), Class GS, 6.034%, 11/15/32(2)(3)	$6,816,640	$1,473,614
Series 4169, (Interest Only), Class AS, 6.084%, 2/15/33(2)(3)	11,857,138	2,362,245
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(3)	11,928,658	1,297,968
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(3)	20,337,958	2,408,448
Series 4189, (Interest Only), Class SQ, 5.984%, 12/15/42(2)(3)	13,702,946	2,150,151
Series 4203, (Interest Only), Class QS, 6.084%, 5/15/43(2)(3)	8,823,754	1,805,319
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(3)	12,115,770	678,358
Series 4273, Class SP, 11.548%, 11/15/43(2)	2,627,370	2,810,418
Series 4316, (Interest Only), Class JS, 5.934%, 1/15/44(2)(3)	22,671,827	2,851,081
Series 4326, Class TS, 13.218%, 4/15/44(2)	13,824,063	14,879,489
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(3)	11,876,213	1,641,638
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(3)	11,163,423	1,533,668
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(3)	26,744,310	3,862,397
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(3)	10,846,315	1,463,232
Series 4381, (Interest Only), Class SK, 5.984%, 6/15/44(2)(3)	23,254,284	2,921,321
Series 4388, (Interest Only), Class MS, 5.934%, 9/15/44(2)(3)	29,309,523	3,496,011
Series 4407, Class LN, 8.925%, 12/15/43(2)	5,638,667	6,020,246

		$84,027,856

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$496,256	$552,745
Series 2004-46, (Interest Only), Class SI, 5.832%, 5/25/34(2)(3)	10,533,597	1,578,962
Series 2005-17, (Interest Only), Class SA, 6.532%, 3/25/35(2)(3)	4,802,111	945,000
Series 2005-71, (Interest Only), Class SA, 6.582%, 8/25/25(2)(3)	6,160,072	844,441
Series 2005-105, (Interest Only), Class S, 6.532%, 12/25/35(2)(3)	4,831,931	786,670
Series 2006-44, (Interest Only), Class IS, 6.432%, 6/25/36(2)(3)	4,241,366	765,937
Series 2006-65, (Interest Only), Class PS, 7.052%, 7/25/36(2)(3)	4,195,452	734,867
Series 2006-96, (Interest Only), Class SN, 7.032%, 10/25/36(2)(3)	6,044,924	1,058,860
Series 2006-104, (Interest Only), Class SD, 6.472%, 11/25/36(2)(3)	4,037,397	686,263
Series 2006-104, (Interest Only), Class SE, 6.462%, 11/25/36(2)(3)	2,691,598	456,839
Series 2007-50, (Interest Only), Class LS, 6.282%, 6/25/37(2)(3)	6,057,505	970,984
Series 2008-26, (Interest Only), Class SA, 6.032%, 4/25/38(2)(3)	8,419,432	1,323,563
Series 2008-61, (Interest Only), Class S, 5.932%, 7/25/38(2)(3)	12,259,086	2,160,697
Series 2009-62, Class WA, 5.564%, 8/25/39(4)	3,960,074	4,457,203
Series 2010-67, (Interest Only), Class SC, 5.632%, 6/25/40(2)(3)	7,138,266	1,003,923
Series 2010-99, (Interest Only), Class NS, 6.432%, 3/25/39(2)(3)	14,532,618	1,326,851
Series 2010-124, (Interest Only), Class SJ, 5.882%, 11/25/38(2)(3)	7,946,869	988,558
Series 2010-135, (Interest Only), Class SD, 5.832%, 6/25/39(2)(3)	16,081,330	2,161,310
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(3)	31,671,246	1,205,575
Series 2011-45, (Interest Only), Class SA, 6.482%, 1/25/29(2)(3)	17,611,283	1,408,152
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(3)	12,490,481	1,462,268
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(3)	9,260,414	1,084,121
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(3)	15,952,493	1,808,413
Series 2012-24, (Interest Only), Class S, 5.332%, 5/25/30(2)(3)	8,374,090	885,594
Series 2012-30, (Interest Only), Class SK, 6.382%, 12/25/40(2)(3)	21,064,089	3,488,756
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(3)	21,440,082	2,742,617
Series 2012-56, (Interest Only), Class SU, 6.582%, 8/25/26(2)(3)	15,916,757	1,552,000
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(3)	31,009,444	3,144,451
Series 2012-76, (Interest Only), Class GS, 5.882%, 9/25/39(2)(3)	17,173,955	2,382,628
Series 2012-124, (Interest Only), Class IO, 1.505%, 11/25/42(3)(4)	38,890,112	2,147,796
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(3)	8,424,569	1,673,060
Series 2012-150, (Interest Only), Class PS, 5.982%, 1/25/43(2)(3)	16,923,047	3,495,147
Series 2012-150, (Interest Only), Class SK, 5.982%, 1/25/43(2)(3)	16,382,634	3,352,254
Series 2013-6, Class TA, 1.50%, 1/25/43	7,654,954	7,390,544
Series 2013-12, (Interest Only), Class SP, 5.482%, 11/25/41(2)(3)	8,998,193	1,331,631
Series 2013-15, (Interest Only), Class DS, 6.032%, 3/25/33(2)(3)	9,320,554	1,994,915
Series 2013-23, (Interest Only), Class CS, 6.082%, 3/25/33(2)(3)	11,000,475	2,336,120
Series 2013-54, (Interest Only), Class HS, 6.132%, 10/25/41(2)(3)	22,209,710	3,766,426
Series 2013-64, (Interest Only), Class PS, 6.082%, 4/25/43(2)(3)	13,501,690	2,731,382
Series 2013-75, (Interest Only), Class SC, 6.082%, 7/25/42(2)(3)	35,306,333	6,083,108
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(3)	11,035,988	1,386,056

Security	Principal Amount	Value
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(3)	$12,890,889	$1,895,218
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(3)	8,727,498	1,272,673
Series 2014-43, (Interest Only), Class PS, 5.932%, 3/25/42(2)(3)	21,372,679	3,022,768
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(3)	24,744,731	3,661,620
Series 2014-61, Class US, 8.164%, 10/25/44(2)	5,088,150	5,174,490
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(3)	10,776,907	1,435,686
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(3)	20,360,602	3,285,076
Series 2014-72, Class CS, 8.941%, 11/25/44(2)	4,395,468	4,565,353
Series 2014-87, Class MZ, 3.00%, 2/25/44	8,621,163	8,660,271
Series G94-7, Class PJ, 7.50%, 5/17/24	766,213	892,280

		$115,522,122

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.582%, 2/20/35(2)(3)	$6,998,540	$1,318,331
Series 2010-4, (Interest Only), Class SK, 6.032%, 5/20/35(2)(3)	4,382,488	779,730
Series 2010-134, (Interest Only), Class ES, 5.832%, 11/20/39(2)(3)	24,197,997	2,634,129
Series 2011-48, (Interest Only), Class SD, 6.502%, 10/20/36(2)(3)	22,690,950	2,180,203
Series 2013-24, Class KS, 5.558%, 2/20/43(2)	1,371,526	1,393,042
Series 2013-168, Class US, 11.552%, 11/20/43(2)	1,259,450	1,337,168
Series 2014-7, Class CS, 11.552%, 1/20/44(2)	47,720	48,355
Series 2014-68, (Interest Only), Class KI, 1.445%, 10/20/42(3)(4)	40,501,668	1,396,532
Series 2014-117, Class HS, 31.456%, 8/20/44(2)	4,782,855	6,192,117
Series 2014-132, Class SC, 13.382%, 9/20/44(2)	5,332,756	5,577,803
Series 2014-146, Class S, 5.898%, 10/20/44(2)	4,489,633	4,621,465

		$27,478,875

Total Collateralized Mortgage Obligations (identified cost $249,171,333)		$227,028,853

Asset-Backed Securities — 4.8%

Security	Principal Amount	Value
APID, Series 2014-19A, Class D, 3.957%, 10/17/26(5)(6)	$5,000,000	$4,770,420
ARES, Series 2014-32A, Class C, 4.445%, 11/15/25(5)(6)	5,000,000	4,908,460
BABSN, Series 2014-IIA, Class D, 3.866%, 10/17/26(5)(6)	5,000,000	4,744,490
BALLY, Series 2014-1A, Class C, 3.981%, 10/20/26(5)(6)	5,000,000	4,785,655
BRCHW, Series 2014-1A, Class D1, 3.703%, 7/15/26(5)(6)	7,000,000	6,603,821
CECLO, Series 2014-22A, Class C, 3.983%, 11/7/26(5)(6)	5,000,000	4,772,080
CGMS, Series 2014-4A, Class D, 3.833%, 10/15/26(5)(6)	5,000,000	4,727,280
GALXY, Series 2015-19A, Class C, 3.806%, 1/24/27(5)(6)(7)	5,000,000	4,705,950
GALXY, Series 2015-19A, Class D, 5.356%, 1/24/27(5)(6)(7)	2,000,000	1,805,460
MDPK, Series 2014-15A, Class C, 3.94%, 1/27/26(5)(6)	5,000,000	4,787,225
ZIGG, Series 2014-1A, Class D, 4.03%, 10/17/26(5)(6)	5,000,000	4,701,495

Total Asset-Backed Securities (identified cost $51,337,158)		$51,312,336

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	$1,500,000	$1,752,001
CGCMT, Series 2014-GC23, Class D, 4.508%, 7/10/47(4)(6)	6,683,000	6,449,406
COMM, Series 2013-CR10, Class D, 4.794%, 8/10/46(4)(6)	5,000,000	5,084,660
COMM, Series 2013-CR11, Class D, 5.171%, 10/10/46(4)(6)	6,250,000	6,500,644
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(6)	5,650,000	4,787,109
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(4)(6)	5,311,000	4,788,352
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(6)	2,675,000	2,368,729
COMM, Series 2015-LC19, Class D, 2.867%, 2/10/48(4)(6)(7)	2,000,000	1,627,734

Security	Principal Amount	Value
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(4)(6)	$4,560,000	$4,614,588
GSMS, Series 2014-GC26, Class C, 4.511%, 11/10/47(4)	2,794,000	2,974,945
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(6)	7,855,000	8,067,529
JPMBB, Series 2014-C19, Class D, 4.678%, 4/15/47(4)(6)	1,850,000	1,779,086
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(4)(6)	4,150,000	3,944,000
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(4)(6)	7,150,000	6,586,559
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(4)(6)	8,000,000	7,277,296
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,362,292
MSBAM, Series 2013-C11, Class D, 4.416%, 8/15/46(4)(6)	5,000,000	4,930,160
UBSBB, Series 2012-C4, Class D, 4.50%, 12/10/45(4)(6)	5,000,000	5,099,307
UBSCM, Series 2012-C1, Class D, 5.543%, 5/10/45(4)(6)	2,625,750	2,825,023
WF-RBS, Series 2012-C7, Class D, 4.845%, 6/15/45(4)(6)	2,598,000	2,816,689
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(6)	3,000,000	2,665,308

Total Commercial Mortgage-Backed Securities (identified cost $91,953,182)		$95,301,417

Senior Floating-Rate Interests — 13.8%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.9%
Genpact International, Inc., Term Loan, 3.50%, Maturing 8/30/19	$9,971	$9,924,452

		$9,924,452

Electronics/Electrical — 3.7%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$19,950	$19,939,181
Sensata Technologies B.V., Term Loan, 3.50%, Maturing 10/14/21	19,950	20,023,576

		$39,962,757

Equipment Leasing — 1.7%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$17,952,192

		$17,952,192

Leisure Goods/Activities/Movies — 1.4%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$15,000	$14,999,025

		$14,999,025

Lodging and Casinos — 0.9%
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	$9,975	$9,922,264

		$9,922,264

Oil and Gas — 1.8%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$19,936	$18,826,894

		$18,826,894

Steel — 1.7%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$19,899	$17,621,497

		$17,621,497

Telecommunications — 1.7%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21	$17,935	$17,673,447

		$17,673,447

Total Senior Floating-Rate Interests (identified cost $149,685,483)		$146,882,528

Foreign Government Bonds — 16.1%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 2.0%
Government of Bermuda, 4.854%, 2/6/24(6)	USD	20,522	$21,394,185

Total Bermuda			$21,394,185

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	1,800	$1,923,300

Total Colombia			$1,923,300

India — 2.0%
India Government Bond, 7.16%, 5/20/23	INR	778,160	$12,165,643
India Government Bond, 8.12%, 12/10/20	INR	550,340	9,058,151

Total India			$21,223,794

Indonesia — 5.1%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	85,044,000	$7,306,769
Indonesia Government Bond, 8.375%, 3/15/34	IDR	22,345,000	1,937,581
Indonesia Government Bond, 8.75%, 2/15/44	IDR	18,217,000	1,608,001
Indonesia Government Bond, 9.00%, 3/15/29	IDR	190,234,000	17,410,762
Indonesia Government International Bond, 4.125%, 1/15/25(6)	USD	15,000	15,487,500
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(6)	USD	10,000	10,262,500

Total Indonesia			$54,013,113

New Zealand — 1.6%
New Zealand Government Bond, 2.00%, 9/20/25(9)(10)	NZD	10,099	$7,358,666
New Zealand Government Bond, 3.00%, 9/20/30(9)(10)	NZD	11,119	9,276,201

Total New Zealand			$16,634,867

Pakistan — 0.5%
Islamic Republic of Pakistan, 8.25%, 4/15/24(9)	USD	5,300	$5,513,060

Total Pakistan			$5,513,060

Serbia — 0.7%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$545,385
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,056,786
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	3,945,641

Total Serbia			$7,547,812

Sri Lanka — 0.0%(11)
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	47,760	$362,177
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	11,080	89,588
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	5,540	50,077

Total Sri Lanka			$501,842

Thailand — 3.7%
Kingdom of Thailand, 1.25%, 3/12/28(9)(10)	THB	1,482,372	$39,237,729

Total Thailand			$39,237,729

Venezuela — 0.3%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(9)(12)	USD	5,593	$3,215,975

Total Venezuela			$3,215,975

Total Foreign Government Bonds (identified cost $173,355,492)			$171,205,677

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.9%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	120,000,000	$9,549,319

Total Supranational			$9,549,319

Total Foreign Corporate Bonds (identified cost $10,070,601)			$9,549,319

U.S. Treasury Obligations — 1.9%

Security	Principal Amount		Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(13)		$19,944,200	$20,410,428

Total U.S. Treasury Obligations (identified cost $20,008,139)			$20,410,428

Common Stocks — 0.6%

Security	Shares		Value
Germany — 0.3%
Deutsche Wohnen AG		127,660	$3,316,144

Total Germany			$3,316,144

Luxembourg — 0.3%
GAGFAH SA(14)		135,637	$3,022,480

Total Luxembourg			$3,022,480

Total Common Stocks (identified cost $5,568,237)			$6,338,624

Exchange-Traded Funds — 2.8%

Security	Shares		Value
iShares iBoxx $ High Yield Corporate Bond ETF		233,000	$21,023,590
SPDR Barclays High Yield Bond ETF		228,000	8,878,320

Total Exchange-Traded Funds (identified cost $29,772,568)			$29,901,910

Closed-End Funds — 5.0%

Security	Shares		Value
Advent Claymore Convertible Securities and Income Fund		129,337	$2,130,180
BlackRock Corporate High Yield Fund VI, Inc.		816,543	9,186,109
Brookfield Mortgage Opportunity Income Fund, Inc.		272,028	4,488,462
Calamos Convertible and High Income Fund		6,790	94,992
First Trust High Income Long/Short Fund		424,999	6,859,484
First Trust Intermediate Duration Preferred & Income Fund		358,300	8,072,499
MFS Multimarket Income Trust		923,100	5,760,144
Pimco Dynamic Income Fund		167,915	5,092,862
Putnam Premier Income Trust		1,345,300	6,914,842
Western Asset High Income Opportunity Fund, Inc.		876,897	4,673,861

Total Closed-End Funds (identified cost $55,979,433)			$53,273,435

Put Options Purchased — 0.0%(11)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG		200	HKD	9,800.00	3/30/15	$19,349
KOSPI 200 Index	Citibank, N.A.		295	KRW	240.00	3/12/15	164,563

Total Put Options Purchased (identified cost $813,531)							$183,912

Currency Put Options Purchased — 3.7%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	37,279	USD	0.81	4/29/15	$1,607,575
Australian Dollar	Citibank, N.A.	AUD	33,912	USD	0.85	4/29/15	2,539,622
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	28,772	USD	0.81	4/29/15	1,240,712
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	26,105	USD	0.85	4/29/15	1,954,961
Euro	Citibank, N.A.	EUR	18,417	USD	1.38	4/29/15	4,632,211
Euro	Citibank, N.A.	EUR	24,877	USD	1.35	7/30/15	5,361,844
Euro	Citibank, N.A.	EUR	43,743	USD	1.15	7/30/15	1,929,096
Euro	Citibank, N.A.	EUR	25,836	USD	1.30	7/30/15	4,299,196
Euro	Citibank, N.A.	EUR	41,580	USD	1.21	7/30/15	3,568,177
Euro	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	1,695,975
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	2,846,250
Euro	Goldman Sachs International	EUR	18,182	USD	1.38	10/29/19	3,616,000
Japanese Yen	Citibank, N.A.	JPY	931,455	JPY	105.00	6/22/15	951,326
Japanese Yen	Deutsche Bank AG	JPY	1,863,015	JPY	105.00	6/22/15	1,902,759
Japanese Yen	Goldman Sachs International	JPY	914,340	JPY	105.00	6/22/15	933,846
Japanese Yen	Goldman Sachs International	JPY	1,337,270	JPY	110.00	6/22/15	844,936

Total Currency Put Options Purchased (identified cost $11,776,391)							$39,924,486

Interest Rate Swaptions Purchased — 0.0%(11)

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$109,620

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$109,620

Short-Term Investments — 14.5%

Foreign Government Securities — 2.3%

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 2.2%
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	160,090	$1,206,241
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	751,170	5,622,217
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	470,140	3,515,402
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	214,870	1,604,570
Sri Lanka Treasury Bill, 0.00%, 6/5/15	LKR	524,310	3,889,099
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	839,430	6,191,353
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	11,150	80,196
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	21,700	155,709
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	77,390	554,069

Total Sri Lanka			$22,818,856

Security	Principal Amount (000’s omitted)		Value
Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,490	$1,232,561

Total Zambia			$1,232,561

Total Foreign Government Securities (identified cost $24,321,698)			$24,051,417

U.S. Treasury Obligations — 7.6%

Security	Principal Amount		Value
U.S. Treasury Bill, 0.00%, 2/12/15(15)		$40,000,000	$39,999,880
U.S. Treasury Bill, 0.00%, 3/12/15(15)		40,000,000	39,999,800
U.S. Treasury Bill, 0.00%, 4/2/15		1,500,000	1,499,988

Total U.S. Treasury Obligations (identified cost $81,499,711)			$81,499,668

Other — 4.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(16)		$48,787	$48,786,969

Total Other (identified cost $48,786,969)			$48,786,969

Total Short-Term Investments (identified cost $154,608,378)			$154,338,054

Total Investments — 100.6% (identified cost $1,068,191,223)			$1,072,921,315

Put Options Written — (0.0)%(11)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Deutsche Bank AG		200	HKD	9,800.00	3/30/15	$(19,349)
KOSPI 200 Index	Citibank, N.A.		147	KRW	240.00	3/12/15	(82,003)
KOSPI 200 Index	Deutsche Bank AG		148	KRW	240.00	3/12/15	(82,560)

Total Put Options Written (premiums received $1,308,441)							$(183,912)

Currency Put Options Written — (2.8)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Australian Dollar	Citibank, N.A.	AUD	33,912	USD	0.85	4/29/15	$(2,539,622)
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD	26,105	USD	0.85	4/29/15	(1,954,961)
Euro	Citibank, N.A.	EUR	18,417	USD	1.38	4/29/15	(4,632,211)
Euro	Citibank, N.A.	EUR	41,580	USD	1.21	7/30/15	(3,568,177)
Euro	Citibank, N.A.	EUR	24,877	USD	1.35	7/30/15	(5,361,844)
Euro	Citibank, N.A.	EUR	25,836	USD	1.30	7/30/15	(4,299,196)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	$(2,846,250)
Japanese Yen	Deutsche Bank AG	JPY	1,863,015	JPY	105.00	6/22/15	(1,902,759)
Japanese Yen	Goldman Sachs International	JPY	1,337,270	JPY	110.00	6/22/15	(844,936)
Japanese Yen	Goldman Sachs International	JPY	1,845,795	JPY	105.00	6/22/15	(1,885,173)

Total Currency Put Options Written (premiums received $13,241,034)							$(29,835,129)

Interest Rate Swaptions Written — (0.0)%(11)

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank, N.A.	2/28/17	$52,500,000	$(109,620)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(109,620)

Other Assets, Less Liabilities — 2.2%				$23,041,237

Net Assets — 100.0%				$1,065,833,891

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

EUR	-	Euro

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

RSD	-	Serbian Dinar

THB	-	Thai Baht

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

ACRE	-	Americold LLC Trust

APID	-	Apidos CLO

ARES	-	Ares CLO, Ltd.

BABSN	-	Babson CLO, Ltd.

BALLY	-	Ballyrock, Ltd.

BRCHW	-	Birchwood Park CLO, Ltd.

CECLO	-	Cent CLO LP

CGCMT	-	Citigroup Commercial Mortgage Trust

CGMS	-	Carlyle Global Market Strategies

COMM	-	Commercial Mortgage Trust

ESA	-	Extended Stay America Trust

GALXY	-	Galaxy CLO, Ltd.

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MDPK	-	Madison Park Funding, Ltd.

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

UBSBB	-	UBS-Barclays Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

WF-RBS	-	WF-RBS Commercial Mortgage Trust

ZIGG	-	Ziggurat CLO, Ltd.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2015.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2015.

(3)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2015.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2015.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $182,420,701 or 17.1% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $64,601,631 or 6.1% of the Portfolio’s net assets.

(10)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(11)	Amount is less than 0.05% or (0.05)%, as applicable.

(12)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Non-income producing security.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2015 was $16,505.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2015 were $1,815,952 or 0.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/4/15	New Zealand Dollar 4,501,000	United States Dollar 3,476,221	BNP Paribas	$201,844	$—	$201,844
2/4/15	New Zealand Dollar 2,157,000	United States Dollar 1,668,741	Citibank, N.A.	99,572	—	99,572
2/4/15	New Zealand Dollar 6,080,000	United States Dollar 4,737,913	JPMorgan Chase Bank, N.A.	314,849	—	314,849
2/4/15	New Zealand Dollar 8,328,000	United States Dollar 6,486,741	Morgan Stanley & Co. International PLC	428,307	—	428,307
2/9/15	United States Dollar 2,894,777	Indian Rupee 180,263,000	Goldman Sachs International	11,318	—	11,318
2/9/15	United States Dollar 2,696,951	Indian Rupee 167,944,000	Standard Chartered Bank	10,544	—	10,544
2/11/15	Euro 7,073,355	United States Dollar 8,779,095	Nomura International PLC	785,640	—	785,640
2/12/15	New Taiwan Dollar 359,550,000	United States Dollar 11,761,531	Bank of America, N.A.	378,433	—	378,433
2/12/15	New Taiwan Dollar 329,450,000	United States Dollar 10,774,262	Goldman Sachs International	344,108	—	344,108
2/12/15	United States Dollar 2,419,404	Mexican Peso 33,066,000	Nomura International PLC	—	(214,666)	(214,666)
2/12/15	United States Dollar 1,045,829	Mexican Peso 14,297,000	Standard Chartered Bank	—	(92,549)	(92,549)
2/17/15	Zambian Kwacha 4,732,000	United States Dollar 706,738	Barclays Bank PLC	—	(13,123)	(13,123)
2/17/15	Zambian Kwacha 4,510,000	United States Dollar 677,827	Standard Chartered Bank	—	(8,263)	(8,263)
2/18/15	Euro 39,067,019	United States Dollar 48,645,861	Goldman Sachs International	4,494,283	—	4,494,283
2/18/15	Japanese Yen 1,250,022,000	United States Dollar 10,748,532	Goldman Sachs International	102,034	—	102,034
2/18/15	United States Dollar 47,707,430	Euro 38,313,374	Goldman Sachs International	—	(4,407,583)	(4,407,583)
2/18/15	United States Dollar 10,131,679	Indian Rupee 631,695,000	Citibank, N.A.	28,973	—	28,973
2/18/15	United States Dollar 3,924,274	Indian Rupee 244,653,000	Deutsche Bank AG	10,906	—	10,906
2/20/15	Euro 502,927	United States Dollar 571,129	Standard Chartered Bank	2,736	—	2,736
2/20/15	Euro 437,328	United States Dollar 495,834	Standard Chartered Bank	1,579	—	1,579
2/23/15	Argentine Peso 8,000,000	United States Dollar 766,651	Citibank, N.A.	—	(146,725)	(146,725)
2/23/15	Argentine Peso 19,000,000	United States Dollar 1,832,208	Citibank, N.A.	—	(337,060)	(337,060)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/23/15	Argentine Peso 23,000,000	United States Dollar 2,217,081	Citibank, N.A.	$—	$(408,875)	$(408,875)
2/23/15	United States Dollar 4,310,345	Argentine Peso 50,000,000	Citibank, N.A.	1,398,256	—	1,398,256
2/23/15	United States Dollar 7,945,388	Indonesian Rupiah 97,497,860,000	Goldman Sachs International	—	(315,168)	(315,168)
2/23/15	United States Dollar 8,960,298	Indonesian Rupiah 109,978,703,000	Standard Chartered Bank	—	(353,323)	(353,323)
2/24/15	Argentine Peso 9,650,000	United States Dollar 924,064	Citibank, N.A.	—	(176,906)	(176,906)
2/24/15	Argentine Peso 15,350,000	United States Dollar 1,467,776	Citibank, N.A.	—	(283,508)	(283,508)
2/24/15	United States Dollar 2,155,172	Argentine Peso 25,000,000	Citibank, N.A.	697,081	—	697,081
2/25/15	Argentine Peso 15,000,000	United States Dollar 1,433,212	Citibank, N.A.	—	(276,913)	(276,913)
2/25/15	Argentine Peso 25,000,000	United States Dollar 2,396,013	Citibank, N.A.	—	(454,196)	(454,196)
2/25/15	Argentine Peso 35,000,000	United States Dollar 3,370,570	Citibank, N.A.	—	(619,723)	(619,723)
2/25/15	Euro 4,187,299	United States Dollar 5,200,960	Goldman Sachs International	468,393	—	468,393
2/25/15	Euro 728,070	United States Dollar 886,842	Goldman Sachs International	63,963	—	63,963
2/25/15	United States Dollar 6,493,506	Argentine Peso 75,000,000	Citibank, N.A.	2,057,121	—	2,057,121
2/26/15	New Taiwan Dollar 308,874,000	United States Dollar 10,017,059	Deutsche Bank AG	273,262	—	273,262
2/26/15	New Taiwan Dollar 160,980,000	United States Dollar 5,219,844	Goldman Sachs International	141,539	—	141,539
3/4/15	New Taiwan Dollar 133,610,000	United States Dollar 4,308,610	Barclays Bank PLC	99,059	—	99,059
3/4/15	New Taiwan Dollar 88,840,000	United States Dollar 2,864,882	BNP Paribas	65,867	—	65,867
3/4/15	New Taiwan Dollar 20,315,000	United States Dollar 655,640	JPMorgan Chase Bank, N.A.	15,590	—	15,590
3/9/15	Thai Baht 356,675,000	United States Dollar 10,761,050	Deutsche Bank AG	—	(117,371)	(117,371)
3/9/15	Thai Baht 211,276,000	United States Dollar 6,377,181	Standard Chartered Bank	—	(66,639)	(66,639)
3/11/15	Euro 8,619,840	Norwegian Krone 79,030,000	BNP Paribas	475,288	—	475,288
3/11/15	Norwegian Krone 59,358,000	Euro 6,589,074	BNP Paribas	—	(227,138)	(227,138)
3/12/15	Hungarian Forint 1,451,600,000	Euro 4,717,722	BNP Paribas	60,686	—	60,686
3/12/15	Hungarian Forint 801,600,000	Euro 2,602,755	BNP Paribas	30,735	—	30,735
3/12/15	Hungarian Forint 66,076,000	Euro 214,039	BNP Paribas	1,961	—	1,961
3/12/15	Hungarian Forint 268,305,000	Euro 866,562	JPMorgan Chase Bank, N.A.	5,076	—	5,076
3/12/15	Japanese Yen 157,853,000	United States Dollar 1,328,293	Goldman Sachs International	—	(16,498)	(16,498)
3/12/15	Japanese Yen 866,217,000	United States Dollar 7,318,259	Goldman Sachs International	—	(61,270)	(61,270)
3/12/15	Japanese Yen 870,083,000	United States Dollar 7,320,677	Standard Chartered Bank	—	(91,788)	(91,788)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
3/12/15	Thai Baht 285,740,000	United States Dollar 8,571,257	Deutsche Bank AG	$—	$(142,432)	$(142,432)
3/12/15	Thai Baht 53,972,000	United States Dollar 1,618,351	JPMorgan Chase Bank, N.A.	—	(27,534)	(27,534)
3/12/15	United States Dollar 5,504,778	Japanese Yen 646,550,500	Goldman Sachs International	3,355	—	3,355
3/12/15	United States Dollar 5,499,843	Japanese Yen 646,550,500	Standard Chartered Bank	8,291	—	8,291
3/13/15	Euro 5,931,081	Serbian Dinar 739,309,248	Deutsche Bank AG	13,392	—	13,392
3/16/15	New Zealand Dollar 14,610,000	United States Dollar 11,344,373	BNP Paribas	757,649	—	757,649
3/17/15	Hungarian Forint 546,276,000	Euro 1,770,921	Bank of America, N.A.	18,139	—	18,139
3/17/15	Hungarian Forint 544,510,000	Euro 1,733,869	BNP Paribas	—	(17,332)	(17,332)
3/18/15	Euro 2,979,130	Norwegian Krone 27,160,000	BNP Paribas	143,578	—	143,578
3/18/15	Euro 1,691,679	Norwegian Krone 15,827,000	BNP Paribas	133,808	—	133,808
3/18/15	Euro 2,565,201	Norwegian Krone 24,906,000	Goldman Sachs International	320,095	—	320,095
3/18/15	Euro 1,697,184	Norwegian Krone 15,887,000	Standard Chartered Bank	135,342	—	135,342
3/20/15	Thai Baht 277,693,000	United States Dollar 8,339,129	Deutsche Bank AG	—	(125,935)	(125,935)
3/20/15	Thai Baht 165,114,000	United States Dollar 5,047,814	Standard Chartered Bank	14,556	—	14,556
3/25/15	Euro 8,097,500	United States Dollar 10,084,950	Citibank, N.A.	930,780	—	930,780
3/25/15	Euro 4,048,800	United States Dollar 5,048,368	Deutsche Bank AG	471,226	—	471,226
3/25/15	Euro 5,708,000	United States Dollar 7,112,065	Goldman Sachs International	659,209	—	659,209
3/30/15	Euro 791,963	Norwegian Krone 7,201,000	Citibank, N.A.	35,331	—	35,331
3/30/15	Euro 8,273,131	Norwegian Krone 75,186,000	Credit Suisse International	364,139	—	364,139
4/6/15	Japanese Yen 357,716,000	United States Dollar 3,006,750	Standard Chartered Bank	—	(41,756)	(41,756)
4/13/15	Australian Dollar 30,861,000	United States Dollar 24,910,999	Australia and New Zealand Banking Group Limited	991,688	—	991,688
4/13/15	Australian Dollar 12,501,000	United States Dollar 10,082,682	Goldman Sachs International	393,582	—	393,582
4/13/15	Euro 6,461,704	Swedish Krona 61,224,000	Standard Chartered Bank	98,012	—	98,012
4/13/15	New Taiwan Dollar 116,477,000	United States Dollar 3,641,044	Goldman Sachs International	—	(30,176)	(30,176)
4/13/15	New Taiwan Dollar 104,620,000	United States Dollar 3,270,908	JPMorgan Chase Bank, N.A.	—	(26,593)	(26,593)
4/15/15	Euro 17,654,000	British Pound Sterling 13,731,634	JPMorgan Chase Bank, N.A.	710,911	—	710,911
4/16/15	Euro 11,782,000	United States Dollar 13,855,632	Deutsche Bank AG	533,375	—	533,375
4/16/15	Euro 16,768,000	United States Dollar 19,711,958	Standard Chartered Bank	751,883	—	751,883
4/16/15	Japanese Yen 2,227,422,000	United States Dollar 19,052,711	Goldman Sachs International	68,121	—	68,121

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
4/16/15	United States Dollar 5,406,826	Euro 4,692,000	Deutsche Bank AG	$—	$(101,443)	$(101,443)
4/16/15	United States Dollar 7,050,797	Euro 6,115,000	Standard Chartered Bank	—	(136,385)	(136,385)
4/20/15	United States Dollar 8,779,599	Indian Rupee 551,300,000	Deutsche Bank AG	—	(2,334)	(2,334)
4/21/15	New Zealand Dollar 26,308,000	United States Dollar 20,336,084	Australia and New Zealand Banking Group Limited	1,338,437	—	1,338,437
4/21/15	New Zealand Dollar 13,871,000	United States Dollar 10,709,175	Goldman Sachs International	692,588	—	692,588
4/21/15	New Zealand Dollar 13,872,000	United States Dollar 10,714,039	Standard Chartered Bank	696,730	—	696,730
4/30/15	New Zealand Dollar 9,215,889	United States Dollar 6,841,139	JPMorgan Chase Bank, N.A.	191,829	—	191,829
4/30/15	New Zealand Dollar 12,607,763	United States Dollar 9,360,508	Nomura International PLC	263,944	—	263,944
5/21/15	New Turkish Lira 14,377,000	United States Dollar 6,017,747	Standard Chartered Bank	265,696	—	265,696
6/11/15	United States Dollar 1,136,370	Zambian Kwacha 8,483,000	Standard Chartered Bank	76,039	—	76,039
6/12/15	United States Dollar 704,853	Zambian Kwacha 5,156,000	Citibank, N.A.	31,709	—	31,709
6/12/15	United States Dollar 467,186	Zambian Kwacha 3,328,700	Citibank, N.A.	8,337	—	8,337
6/12/15	United States Dollar 1,141,362	Zambian Kwacha 8,027,200	Citibank, N.A.	5,366	—	5,366
6/17/15	United States Dollar 1,128,242	Zambian Kwacha 8,310,000	Standard Chartered Bank	56,117	—	56,117
6/18/15	United States Dollar 1,547,170	Zambian Kwacha 11,320,600	Standard Chartered Bank	65,513	—	65,513
6/18/15	United States Dollar 659,699	Zambian Kwacha 4,810,000	Standard Chartered Bank	25,512	—	25,512
6/23/15	Hungarian Forint 642,461,000	Euro 2,029,957	BNP Paribas	—	(29,776)	(29,776)
6/23/15	Hungarian Forint 1,288,617,000	Euro 4,059,915	BNP Paribas	—	(72,934)	(72,934)
6/23/15	Hungarian Forint 1,076,610,000	Euro 3,354,134	JPMorgan Chase Bank, N.A.	—	(103,748)	(103,748)
6/23/15	Hungarian Forint 961,896,000	Euro 3,022,929	Nomura International PLC	—	(63,065)	(63,065)
6/23/15	Hungarian Forint 775,293,000	Euro 2,435,947	Standard Chartered Bank	—	(51,452)	(51,452)
6/25/15	United States Dollar 2,195,851	Zambian Kwacha 15,612,500	Barclays Bank PLC	21,003	—	21,003
7/9/15	Hungarian Forint 163,947,000	Euro 508,464	Credit Suisse International	—	(18,054)	(18,054)
7/16/15	Hungarian Forint 994,476,000	Euro 3,082,500	BNP Paribas	—	(110,568)	(110,568)
7/16/15	Hungarian Forint 314,664,000	Euro 979,987	Deutsche Bank AG	—	(29,724)	(29,724)
7/16/15	Hungarian Forint 709,129,000	Euro 2,201,785	JPMorgan Chase Bank, N.A.	—	(74,593)	(74,593)
7/16/15	Hungarian Forint 573,622,000	Euro 1,781,214	Morgan Stanley & Co. International PLC	—	(60,151)	(60,151)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/13/16	United States Dollar 9,621,398	New Turkish Lira 23,601,000	Bank of America, N.A.	$—	$(568,494)	$(568,494)
1/13/16	United States Dollar 2,856,387	New Turkish Lira 6,973,870	Deutsche Bank AG	—	(181,341)	(181,341)

				$24,364,285	$(10,705,105)	$13,659,180

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
2/13/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$23,091,631	$171,585
2/18/15	COP	40,890,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	17,235,805	126,287
2/19/15	COP	48,283,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	20,399,568	104,231
2/19/15	COP	58,700,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	24,816,147	113,577
2/27/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	23,142,390	129,556
3/13/15	COP	22,508,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	9,503,265	55,617
3/13/15	COP	27,400,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	11,570,773	68,757
3/25/15	COP	19,181,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	8,090,137	57,612
3/25/15	COP	915,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	462,319	2,978
3/25/15	COP	61,729,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	30,877,958	503,913

						$1,334,113

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Equity Futures
2/15	862 SGX CNX Nifty Index	Long	$15,353,520	$15,267,695	$(85,825)
3/15	84 TOPIX Index	Long	10,367,129	10,019,937	(347,192)
Interest Rate Futures
3/15	686 Euro-Bund	Short	(120,584,198)	(123,555,905)	(2,971,707)
3/15	73 Japan 10-Year Bond	Short	(91,363,450)	(92,084,561)	(721,111)
3/15	4,634 U.S. 5-Year Deliverable Interest Rate Swap	Short	(470,254,983)	(482,442,844)	(12,187,861)
3/15	224 U.S. 10-Year Deliverable Interest Rate Swap	Short	(23,950,707)	(24,825,500)	(874,793)
3/15	11 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,352,373)	(1,431,375)	(79,002)
3/16	2,863 CME 90-Day Eurodollar	Short	(706,846,161)	(709,737,700)	(2,891,539)
3/17	4,130 CME 90-Day Eurodollar	Short	(1,008,260,998)	(1,017,322,250)	(9,061,252)

					$(29,220,282)

CME: Chicago Mercantile Exchange

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$(81,050)
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	12,350

							$(68,700)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME		$4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(99,743)
CME		1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(28,302)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	929,744
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	340,650
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	557,478
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	1,526,662

							$3,226,489

NZD	-	New Zealand Dollar

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	32,629,647	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$57,811
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	20,288
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	25,721
Bank of America, N.A.	COP	42,825,791	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	45,932
Bank of America, N.A.	COP	34,260,630	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	38,501
Deutsche Bank AG	BRL	10,752	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(18,024)
Deutsche Bank AG	BRL	106,240	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/17	(36,743)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	BRL	371,332	Pays	Brazil CETIP Interbank Deposit Rate	11.81%	1/2/17	$(1,255,880)
Deutsche Bank AG	INR	342,691	Pays	India MIBOR Interbank Deposit Rate	7.15	12/19/19	179,355
Deutsche Bank AG	INR	331,637	Pays	India MIBOR Interbank Deposit Rate	7.19	12/22/19	180,584
Goldman Sachs International	BRL	165,346	Pays	Brazil CETIP Interbank Deposit Rate	13.35	1/4/16	425,682
Goldman Sachs International	BRL	219,731	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	187,446
Goldman Sachs International	BRL	426,772	Pays	Brazil CETIP Interbank Deposit Rate	12.87	1/4/16	360,408
Goldman Sachs International	BRL	107,760	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(83,453)
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(239,277)
Goldman Sachs International	BRL	129,381	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	(39,491)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(211,505)
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	(119,361)
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	954
Goldman Sachs International	INR	663,274	Pays	India MIBOR Interbank Deposit Rate	7.25	12/18/19	392,128
Goldman Sachs International	INR	663,274	Pays	India MIBOR Interbank Deposit Rate	7.15	12/19/19	347,139
Goldman Sachs International	INR	331,637	Pays	India MIBOR Interbank Deposit Rate	7.18	12/22/19	182,795
HSBC Bank USA, N.A.	COP	24,190,109	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	25,945
Morgan Stanley & Co. International PLC	COP	21,797,380	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	39,503
Morgan Stanley & Co. International PLC	COP	21,890,462	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	37,160

							$543,618

BRL	-	Brazilian Real

COP	-	Colombian Peso

INR	-	Indian Rupee

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$21,000	5.00	%(1)	12/20/19	3.70%	$1,277,586	$(1,172,397)	$105,189

							$1,277,586	$(1,172,397)	$105,189

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $21,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	$5,954	TRY	12,681	3-month USD- LIBOR-BBA	10.76%	4/8/16	$(55,479)

							$(55,479)

TRY	-	New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options and swaptions activity for the fiscal year to date ended January 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Notional Amount-Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	495	AUD	—	EUR	69,130	JPY	3,708,810	$52,500	$8,534,754
Options written	—	AUD	60,017	EUR	61,188	JPY	1,337,270	—	8,004,471
Options expired	—	AUD	—	EUR	—	JPY	—	—	—

Outstanding, end of period	495	AUD	60,017	EUR	130,318	JPY	5,046,080	$52,500	$16,539,225

AUD	-	Australian Dollar

EUR	-	Euro

JPY	-	Japanese Yen

At January 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$105,189	$—

Total		$105,189	$—

Equity Price	Financial futures contracts*	$—	$(433,017)
Equity Price	Options purchased	183,912	—
Equity Price	Options written	—	(183,912)

Total		$183,912	$(616,929)

Foreign Exchange	Currency options purchased	$39,924,486	$—
Foreign Exchange	Currency options written	—	(29,835,129)
Foreign Exchange	Forward foreign currency exchange contracts	24,364,285	(10,705,105)

Total		$64,288,771	$(40,540,234)

Interest Rate	Cross-currency swaps	$—	$(55,479)
Interest Rate	Financial futures contracts*	—	(28,787,265)
Interest Rate	Inflation swaps	12,350	(81,050)
Interest Rate	Interest rate swaps	2,547,352	(2,003,734)
Interest Rate	Interest rate swaps (centrally cleared)	3,354,534	(128,045)
Interest Rate	Interest rate swaptions purchased	109,620	—
Interest Rate	Interest rate swaptions written	—	(109,620)
Interest Rate	Non-deliverable bond forward contracts	1,334,113	—

Total		$7,357,969	$(31,165,193)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts table and Centrally Cleared Swaps table above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	12/11/14	On Demand	(0.33)%	$959,700	$959,700
JPMorgan Chase Bank, N.A.	1/8/15	On Demand	(1.75)	1,428,345	1,428,345

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,085,106,994

Gross unrealized appreciation	$47,157,456
Gross unrealized depreciation	(59,027,171)

Net unrealized depreciation	$(11,869,715)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Mortgage Pass-Throughs	$—	$67,160,716		$—	$67,160,716
Collateralized Mortgage Obligations	—	227,028,853		—	227,028,853
Asset-Backed Securities	—	51,312,336		—	51,312,336
Commercial Mortgage-Backed Securities	—	95,301,417		—	95,301,417
Senior Floating-Rate Interests	—	146,882,528		—	146,882,528
Foreign Government Bonds	—	171,205,677		—	171,205,677
Foreign Corporate Bonds	—	9,549,319		—	9,549,319
U.S. Treasury Obligations	—	20,410,428		—	20,410,428
Common Stocks	3,022,480	3,316,144	*	—	6,338,624
Exchange-Traded Funds	29,901,910	—		—	29,901,910
Closed-End Funds	53,273,435	—		—	53,273,435
Put Options Purchased	—	183,912		—	183,912
Currency Put Options Purchased	—	39,924,486		—	39,924,486
Interest Rate Swaptions Purchased	—	109,620		—	109,620
Short-Term Investments —
Foreign Government Securities	—	24,051,417		—	24,051,417
U.S. Treasury Obligations	—	81,499,668		—	81,499,668
Other	—	48,786,969		—	48,786,969
Total Investments	$86,197,825	$986,723,490		$—	$1,072,921,315
Forward Foreign Currency Exchange Contracts	$—	$24,364,285		$—	$24,364,285
Non-deliverable Bond Forward Contracts	—	1,334,113		—	1,334,113
Swap Contracts	—	7,191,822		—	7,191,822
Total	$86,197,825	$1,019,613,710		$—	$1,105,811,535

Liability Description	Level 1	Level 2	Level 3	Total
Put Options Written	$—	$(183,912)	$—	$(183,912)
Currency Put Options Written	—	(29,835,129)	—	(29,835,129)
Interest Rate Swaptions Written	—	(109,620)	—	(109,620)
Forward Foreign Currency Exchange Contracts	—	(10,705,105)	—	(10,705,105)
Futures Contracts	(28,787,265)	(433,017)	—	(29,220,282)
Swap Contracts	—	(2,268,308)	—	(2,268,308)
Total	$(28,787,265)	$(43,535,091)	$—	$(72,322,356)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

Forward Foreign Currency Exchange Contracts and Non-deliverable Bond Forward Contracts. The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	March 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 23, 2015